Loans to Exar Capital - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Total outstanding loans, including accrued interest	$ 308,333	$ 369,616
Exar Capital
Disclosure of joint ventures [line items]
Outstanding loan	3,920
Total outstanding loans, including accrued interest	$ 308,333	$ 380,415	$ 320,869
Exar Capital | Top of Range
Disclosure of joint ventures [line items]
Interest rate	8.95%
Exar Capital | Bottom of Range
Disclosure of joint ventures [line items]
Interest rate	8.12%